Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	FRONTEGRA FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001014913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2012
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSGLX
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund | Frontegra HEXAM Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHEMX
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTSGX
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTSYX
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSVX
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSYX
Frontegra Phocas Small Cap Value Fund (Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FPSVX
Frontegra MFG Core Infrastructure Fund (Prospectus Summary) | Frontegra MFG Core Infrastructure Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMGIX
Frontegra MFG Global Equity Fund (Prospectus Summary) | Frontegra MFG Global Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMGEX
Lockwell Small Cap Value Fund (Prospectus Summary) | Lockwell Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LOCSX